Restatement of Financial Statements (Details) - USD ($)	1 Months Ended
	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restatement of Financial Statements (Details) [Line Items]
Warrant liability		$ 61,447,000	$ 39,670,000	$ 0
Preferred stock warrants outstanding (in shares)		569,093	569,093
IPO | ArcLight
Restatement of Financial Statements (Details) [Line Items]
Preferred stock warrants outstanding (in shares)	25,000,000
Private placement
Restatement of Financial Statements (Details) [Line Items]
Warrant liability			$ 7,550,000
Private placement | ArcLight
Restatement of Financial Statements (Details) [Line Items]
Warrant liability		$ 7,550,000
Warrant liability
Restatement of Financial Statements (Details) [Line Items]
Warrant liability			$ 13,875,000
Warrant liability | ArcLight
Restatement of Financial Statements (Details) [Line Items]
Warrant liability		$ 13,875,000
Warrant liability | Private placement | ArcLight
Restatement of Financial Statements (Details) [Line Items]
Liabilities at fair value	$ 16,100,000